Advertising and Promotion Expense	9 Months Ended
Sep. 30, 2013
Marketing and Advertising Expense [Abstract]
Advertising and Promotion Expense
Advertising and Promotion Expense
Advertising and certain promotion expenses are included in "Selling, general and administrative" in the Condensed Consolidated Statements of Income and were $7 million in each of the quarters ended September 30, 2013 and 2012 and $19 million and $22 million for the nine months ended September 30, 2013 and 2012, respectively.